Events after the Reporting Period (Tables)	9 Months Ended
Mar. 31, 2023
Events after the Reporting Period [Abstract]
Schedule of acquisition-date fair values of the assets
Consideration of payment:
Immediate cash payment	1,931,112
Deferred payment (present value)	488,430
Shares to be issued (64,093 shares) (present value)	217,916
Total consideration	$2,637,458

Net assets incorporated
Current assets
Cash	$228
Accounts receivable	316,972
Other receivables	1,044,808
Inventory	532,231
Total current assets	$1,894,239
Non-current assets
Fixed Assets	1,138,026
Intangible Assets	3,824,054
Right of use of assets	43,507
Total non-current-assets	$5,005,587
Total assets	$6,899,826

Liabilities
Current liabilities
Accounts Payable	$1,384,980
Financial Debt	1,176,089
Other Liabilities	356,757
Total current liabilities	$2,917,826
Non-current liabilities
Financial Debt	119,464
Other Liabilities	177,367
Deferred Tax Liability	1,297,436
Total non-current liabilities	$1,594,267
Total Liabilities	$4,512,093

Net assets	$2,387,733

Goodwill	$249,725